Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details)	3 Months Ended
Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, vested (in shares)	(137,908)
Number of awards, forfeited (in shares)	(48,833)
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	$ 28.70
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares)	663,055
Number of awards, granted (in shares)	579,636
Number of awards, end of period (in shares)	1,055,950
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 30.95
Weighted average grant date fair value, granted (in USD per share) | $ / shares	14.10
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 22.17